Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments

22.           Commitments

(a)	As at December 31, 2021, the Company has capital commitments to incur an additional $2,686,537 (December 31, 2020 - $nil) for development of its IT infrastructure and purchase equipment for Mesa facility.
(b)	The Company is committed to future minimum lease payments for short-term leases and long-term leases. The leases are related to rentals of its manufacturing facility and kiosk locations. The details of lease commitments as at December 31, 2021 are as follows:

Fiscal year	Amount
2022	$2,745,517
2023	3,342,173
2024	3,191,539
2025	3,050,321
2026 and after	22,456,524
Total	$34,786,074